Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
At 31 March	2019 £m	2018 £m	2017 £m

Cash at bank and in hand	493	439	467
Cash equivalents
US deposits	3	26	32
UK deposits	1,132	31	1
Other deposits	36	25	26
Total cash equivalents	1,171	82	59
Total cash and cash equivalents	1,664	521	526
Bank overdrafts (note 23)	(72)	(29)	(17)
Cash and cash equivalents per the cash flow statement	1,592	492	509